Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Payable
Note 10. Notes Payable

Promissory Note:

On September 12, 2019, AmpliTech Group Inc. acquired substantially all of the operating assets of Specialty Microwave Corporation(SMW), a privately held company based in Ronkonkoma, NY. The purchase included all inventory, orders, customers, property and equipment, and all intellectual property. The assets also included all eight team members of SMW. The total consideration paid was $1,143,633, consisting of $668,633 in cash and a $475,000 promissory note with an interest rate of 6%. Beginning November 1, 2019, payment of principal and interest shall be due payable in fifty-nine (59) monthly payments of $9,213 with a final payment due October 1, 2024 of $9,203. As of September 30, 2020, the balance of this promissory note was $398,439. Principal payments of $56,107 along with interest expense of $17,604 was paid during the nine months ended September 30, 2020. The promissory note is secured by certain assets of the Company.

Loan Payable:

On September 12, 2019, the Company entered a $1,000,000 seven-year term loan with amortization based on a ten- year repayment schedule. The loan bears interest at a fixed rate of 6.75% with a monthly repayment amount of $11,533. As of September 30, 2020, the balance of the loan was $928,347 and interest expense paid was $49,772. This loan is collateralized by all Company assets.

On April 20, 2020, the Company entered into a Paycheck Protection Program Promissory Note (“PPP Note”) in the principal amount of $232,200 (“PPP Loan”) from BNB Bank (“PPP Loan Lender”). The PPP Loan was obtained pursuant to the Paycheck Protection Program (“PPP”) of the Coronavirus Aid Reliefand Economic Security Act (“CARES Act”) administered by the US Small Business Administration (“SBA”). The PPP Loan was disbursed by the PPP Loan Lender on April 20, 2020 (the “Disbursement Date”). The PPP Loan bears an interest at 1.00% per annum and will mature two years from the Disbursement Date. The Company plans to apply for PPP Loan forgiveness. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the PPP Loan may only be used by the Company for 2020 payroll costs, mortgage interest payments, rent and utilities.

This has helped to offset some of the adverse effects of this pandemic and allowed us to serve our customers at a reduced capacity but without experiencing any cancellation of our open orders.

In addition, on September 12, 2019, the Company was approved for a $250,000 equipment leasing facility. The Company has borrowed against the leasing facility as follows:

•	On December 20, 2019, the Company borrowed $58,192 to be paid over a three-year term with monthly payments of $ 1,736 at an interest rate of 5.26%. The balance as of September 30, 2020 was $42,709.
•	On May 14, 2020, the Company borrowed $27,494 to be paid over a three-year term with monthly payments of $815 at an interest rate of 4.268%. The balance as of September 30, 2020 was $23,804.
•	On June 10, 2020, the Company borrowed $41,015 to be paid over a three-year term with monthly payments of $1,216 at an interest rate of 4.278%. The balance as of September 30, 2020 was $36,589.

Future principal payments over the term of the loans as of September 30, 2020 are as follows:

Payments
2020	75,777
2021	364,123
2022	273,770
2023	201,729
Thereafter	746,689
Total remaining payments	$1,662,088

Promissory Note:

On September 12, 2019, AmpliTech Group Inc. acquired substantially all of the operating assets of Specialty Microwave Corporation (SMW), a privately held company based in Ronkonkoma, NY. The purchase included all inventory, orders, customers, fixed assets, and all intellectual property. The assets also included all eight team members of SMW. The total consideration paid was $1,143,633, consisting of $668,633 in cash and a $475,000 promissory note with an interest rate of 6%. Beginning November 1, 2019, payment of principal and interest shall be due payable in fifty-nine (59) monthly payments of $9,213 with a final payment due October 1, 2024 of $9,203. As of December 31, 2019, the balance of this promissory note was $454,544. Principal payments of $20,456 along with interest expense of $7,185 was paid for the year ended December 31, 2019. The promissory note is secured by certain assets of the Company.

Loan Payable:

On March 18, 2019, the Company secured additional financing of $350,000, net of a $24,465 original issuance discount. The note bears interest at a rate of 10.79% per annum, under a five-year term to aid our growth initiatives. The loan balance of $324,199, including accrued interest was paid in full in October 2019.

On September 12, 2019, the Company entered a $1,000,000 seven- year term loan with amortization based on a ten- year repayment schedule. The loan bears interest at a fixed rate of 6.75% with a monthly repayment amount of $11,533. As of December 31, 2019, the balance of the loan was $982,423 and interest expense paid was $17,022. This loan is collateralized by all Company assets.

In addition, on September 12, 2019, the Company was approved for a $250,000 equipment leasing facility. On December 20, 2019, the Company borrowed $58,192 against this facility to be paid over a three-year term with monthly payments of $ 1,736 at an interest rate of 5.26%. The balance as of December 31, 2019 was $56,683.

Future principal payments over the term of the loans as of December 31, 2019 are as follows:

For the years ended December 31,	Payments
2020	169,697
2021	187,969
2022	198,398
2023	191,725
Thereafter	745,861
Total remaining payments	$1,493,650